PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) $ in Thousands	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($)	Sep. 08, 2022 aircraft	Aug. 12, 2022 aircraft	May 18, 2022 aircraft	Apr. 14, 2022 aircraft	Mar. 22, 2022 engine	Mar. 18, 2022 aircraft	Mar. 17, 2022 aircraft	Feb. 23, 2022 aircraft	Dec. 31, 2021 USD ($)	Nov. 03, 2021 engine	Jun. 24, 2021 aircraft	Jun. 17, 2021 aircraft	May 14, 2021 aircraft	Apr. 23, 2021 aircraft	Jan. 29, 2021 aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Indirect existing debt | $	$ 898,166	$ 1,037,122
Indirect book value | $	$ 1,925,069	2,306,233
Number of aircraft purchase	93
Manufacturers price property, plant and equipment | $	$ 13,800,000
Advances paid to aircraft manufacturers | $	$ 242,069	$ 357,979									$ 377,590
A-320-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	88
A-320-Neo | AerCap Holdings N.V.
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	4
A-320-Neo | Air Lease Corporative
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	1
A-320-Neo | Avolon Aerospace Leasing Limited
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	2
B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchase	5
Manufacturers price property, plant and equipment | $	$ 1,900,000
Debtor assets, contracts and leases rejected					4	4				2
787 Dreamliner | AerCap Holdings N.V.
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	4
787 Dreamliner | Aergo
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	1
A-321 XLR
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected			2	3
A-321 XLR | Air Lease Corporation
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts expected to be received	5
Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected																	2
A350-941
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected													3	1		1
A-350
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected															6
Rolls-Royce Trent XWB-84K engine
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected | engine												1
Rolls-Royce International Aero Engine AG V2527M
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected | engine												1
International Aero Engines AG V2527-A5 Engine
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected | engine							1
A350-900
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected					9
A-330-200
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected					10
B-787-8
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected					2
A-321-Neo
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected									2
A-321-NX
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected								2	3
A-321-200Neo
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected									2
A-320-233
Disclosure of detailed information about property, plant and equipment [line items]
Debtor assets, contracts and leases rejected						1